Stockholders’ Equity (Details) - $ / shares	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Stockholders’ Equity [Abstract]
Preferred stock shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares authorized	140,000,000	140,000,000	140,000,000
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares outstanding	50,000,000	50,000,000	50,000,000